Financial investments	12 Months Ended
Dec. 31, 2024
Financial investments
Financial investments

9. Financial investments

VC funds measured at equity method

Investment in Dragonfly Ventures Ⅱ Feeder, L.P. and IOSG Fund II LP were both made in the year 2021 in the form of limited partnership at RMB63,726,000 and RMB19,117,800, respectively. Since the interest is not considered so minor that the Group has virtually no influence over those VC funds operating and financial policies, the equity method of accounting was used. Given that there is generally a time lag of one quarter for the VC funds to provide the most recent financial statements, the Group used the VC funds’ financial statements as of September 30, 2023 and 2024 to process the equity method under ASC 323 for the years ended December 31, 2023 and 2024, respectively. As of December 31, 2023 and 2024, there were no differences between the amount at which these VC funds were carried and the amount of the underlying equities in net assets.

The table below summarizes the carrying value of investments in VC funds measured at equity method in the form of partnership measured at equity method as of December 31, 2023 and 2024:

		As of
		December 31,	As of December 31,
	Ownership	2023	2024	2024
	%	RMB	RMB	US$

Investment in Dragonfly Ventures Ⅱ Feeder, L.P.	5.73%	78,586,955	114,164,666	15,640,495
Investment in IOSG Fund II LP	3.00%	24,803,120	27,176,853	3,723,214
Total		103,390,075	141,341,519	19,363,709

The table below summarizes the combined financial information for the VC funds as above as of the nine months ended September 30, 2023 and 2024:

	As of September 30,	As of September 30,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	207,486,569	26,095,749	3,575,103
Investments	1,956,499,315	3,107,977,290	425,791,143
Other current or non-current assets	4,315,717	11,686,260	1,601,011
Total assets	2,168,301,601	3,145,759,299	430,967,257
Liabilities:
Payable and accruals	2,001,575	12,085,677	1,655,731
Total liabilities	2,001,575	12,085,677	1,655,731

	Nine months ended
	September 30,	Nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Net investment loss	(24,856,047)	(22,646,794)	(3,102,598)
Net realized gain on investments	14,582,478	126,355,211	17,310,593
Net unrealized (loss) gain on investments	(50,420,352)	203,174,322	27,834,768
Net (loss) income	(40,043,826)	316,374,217	43,343,090

VC funds measured at cost minus impairment

During the year of 2022, the Group invested an aggregate amount of RMB69,646,000 in two VC funds, in the form of partnership and zero coupon convertible note. These VC funds were measured at cost minus impairment because readily determinable fair value is not available. Other than impairment of RMB8,874,750 during the year of 2022, there was no any upward adjustment, redemption nor disposal of investment of the VC funds. And the Group did not become aware of any observable price changes accounted for.

The table below summarizes investments measured at cost minus impairment, plus or minus observable price changes from orderly transactions of identical or similar investments of the same issuer as of December 31, 2023 and 2024:

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Opening balance	60,940,250	80,861,876	11,078,032
Contribution	18,747,966	18,132,017	2,484,076
Exchange differences	1,173,660	1,445,451	198,026
Ending Balance	80,861,876	100,439,344	13,760,134

VC funds measured at fair value

During the year ended December 31, 2022, the Group invested in one VC fund in the form of partnership. The investment was measured at fair value. During the year ended December 31, 2023, the Group entered into a withdrawal letter to withdraw all of its limited partnership interest from the VC fund and, subsequently, entered into a switch request agreement to reinvest its net withdrawal proceeds to another VC fund in form of partnership. The transactions did not result in cash receipts or cash payments. During the years ended December 31, 2022, 2023 and 2024, the Group recognised fair value with respect to RMB9,525,822, RMB6,497,518 and RMB17,133,677 (US$2,347,304) of favorable change respectively as “Income (loss) from financial investments” in consolidated statements of comprehensive income.

The table below summarizes investments in VC funds in the form of partnership measured at fair value as of December 31, 2023 and 2024:

	As of December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Opening balance	10,713,953	17,227,629	2,360,175
Switch in	13,968,313	374,471	51,302
Switch out	(14,342,134)	—	—
Fair value adjustment	6,497,518	17,133,677	2,347,304
Exchange differences	389,979	488,438	66,916
Ending Balance	17,227,629	35,224,215	4,825,697

financial investments accounted under AFS model

During the year ended December 31, 2023, the Group invested RMB55,401,446 (US$7,803,130) of U.S. Treasury bill with original maturities over three months, and RMB350,000,000 (US$49,296,469) of wealth management products which is no fixed term and redeemable on demand and in which other than insignificant risk of underlying assets was incorporated, consigned by banks. Given its intention and abilities, the Group accounts these investments under available-for-sale model. The Group measure wealth management product in accordance with statements provided by the bank due to lack of quoted prices on an active market. As of December 31, 2023, no allowance for credit losses was recognized for the investments in wealth management products since fair value is greater than amortized cost. As of December 31, 2023, no allowance for credit losses was recognized for the investments in US Treasury securities since the quoted price of US Treasury securities does not show a downward trend subsequently till the date of the most recent statement of financial position. Also, the unrealized loss recognized for US Treasury securities was immaterial and, thus, the Group decided not to record in profit or loss.

The table below summarizes investments measured under available-for-sale model as of December 31, 2023:

	Fair value		Unrealized gains	Total	Fair value	Amortized cost
	As of December 31,	Additions	(losses) accumulated in	realized	As of December 31,	As of December 31,
	2022	during the year	other comprehensive income	gains	2023	2023
	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	—	55,401,446	(62,795)	842,431	56,181,082	56,243,877
Wealth management products with no fixed term	—	350,000,000	537,587	—	350,537,587	350,000,000
Total	—	405,401,446	474,792	842,431	406,718,669	406,243,877

During the year ended December 31, 2024, the Group invested RMB125,500,826 (USD$17,193,543) of fund linked note which is fixed term with maturity within one year and in which other than insignificant risk of underlying assets was incorporated, consigned by a financial institution. Given its intention and abilities, the Group accounts these investments under available-for-sale model. The Group measure fund linked note in accordance with statements provided by the financial institution without adjustment due to lack of quoted prices on an active market. As of December 31, 2024, no allowance for credit losses was recognized for the investments in wealth management products and fund linked note, since fair value is greater than amortized cost. Further, the Group redeemed all the U.S. Treasury bill with original maturities over three months and RMB326,818,365 (USD$44,773,932) of wealth management products.

For the financial investments accounted under AFS model, the Group recognized realized gains as “Interest income (expenses), net” in consolidated statements of comprehensive income, and recognized unrealized gains or losses as “Income from financial investments” in other comprehensive income.

The table below summarizes investments measured under available-for-sale model as of December 31, 2024:

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Subtraction	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2023	during the year	during the year	income	gains	differences	2024	2024
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
US Treasury securities with original maturities over three months	56,181,082	—	(56,243,877)	—	62,795	—	—	—
Wealth management products with no fixed term	350,537,587	—	(326,818,365)	485,868	6,818,365	—	31,023,455	30,000,000
Fund linked note	—	125,500,826	(15,934,002)	—	1,033,826	1,085,278	111,685,928	111,685,928
Total	406,718,669	125,500,826	(398,996,244)	485,868	7,914,986	1,085,278	142,709,383	141,685,928

				Unrealized
	Fair value			gains accumulated			Fair value	Amortized cost
	As of December 31,	Additions	Subtraction	in other comprehensive	Total realized	Exchange	As of December 31,	As of December 31,
	2023	during the year	during the year	income	gains	differences	2024	2024
	US$	US$	US$	US$	US$	US$	US$	US$
US Treasury securities with original maturities over three months	7,696,777	—	(7,705,380)	—	8,603	—	—	—
Wealth management products with no fixed term	48,023,453	—	(44,773,932)	66,564	934,112	—	4,250,197	4,109,983
Fund linked note	—	17,193,543	(2,182,950)	—	141,634	148,682	15,300,909	15,300,909
Total	55,720,230	17,193,543	(54,662,262)	66,564	1,084,349	148,682	19,551,106	19,410,892

financial investments accounted under trading model

During the year ended December 31, 2024, the Group invested RMB97,916,010 (US$13,414,438) of wealth management products which is no fixed term and redeemable and in which other than insignificant risk of underlying assets was incorporated, consigned by banks. Given its intention and abilities, the Group accounts these investments under trading model. The Group measure wealth management product in accordance with statements provided by the banks without adjustment due to lack of quoted prices on an active market.

The Group recognized the investments accounted under trading model. Both realized gain or loss and fair value change are recognized as “Interest income (expenses), net” in consolidated statements of comprehensive income.

The table below summarizes investments measured under trading model as of December 31, 2024:

	Fair value					Fair value
	As of December 31,	Additions	Subtraction	Total	Fair value change	As of December 31,
	2023	during the year	during the year	realized gain	during the year	2024
	RMB	RMB	RMB	RMB	RMB	RMB
Wealth management products with no fixed term	—	97,916,010	(10,417,600)	179,600	1,072,649	88,750,659

	Fair value					Fair value
	As of December 31,	Additions	Subtraction	Total	Fair value change	As of December 31,
	2023	during the year	during the year	realized gain	During the year	2024
	US$	US$	US$	US$	US$	US$
Wealth management products with no fixed term	—	13,414,438	(1,427,205)	24,605	146,952	12,158,790

financial investments accounted at amortization cost

During the year ended December 31, 2024, the Group invested RMB5,000,000 (US$684,997) of a fixed term deposit in commercial bank with maturity within one year. The Group has positive intention and ability to hold the investment to maturity. As of December 31, 2024, the amortization base of the investment, net of allowance for credit loss, was RMB5,010,417 (US$686,424). Fair value of the deposit was considered negligible difference from its amortization base. During the year ended December 31, 2024, the Group recognized accrued interests of RMB10,417 (US$1,427) as “Interest income (expenses), net” in consolidated statements of comprehensive income. Also, the allowance for credit loss to be recognized for the fixed term deposit was immaterial and, thus, the Group decided not to record in profit or loss.